Significant accounting policies - Going concern (Details) - GBP (£) £ in Thousands	1 Months Ended	6 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-adjusting events after reporting period [line items]
Amount of loan converted to equity		£ 9,000
Cash and cash equivalents on hand		17,144	£ 839	£ 1,516	£ 1,029	£ 272
Issue of convertible notes
Disclosure of non-adjusting events after reporting period [line items]
Amount raised through issuance of debt		£ 25,000
Cash flow projection
Disclosure of non-adjusting events after reporting period [line items]
Projected funding period of cash and cash equivalents held	18 months	18 months
Convertible notes .
Disclosure of non-adjusting events after reporting period [line items]
Amount raised through issuance of debt		£ 25,000
Amount of loan converted to equity		£ 9,000